Borrowings - Borrowings by Major Currency (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 368,921	¥ 466,722
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	262,458	356,704
US Dollar [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	98,553	100,374
Other currency [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 7,910	¥ 9,644